CERT AMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

07051767

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-16589-01

RECD S.E.C.
MAY 0 3 2007
1086

April 25, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 0 4 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Global Medium-Term Notes, Series F, Protected Absolute Return Barrier Notes due October 20, 2008 (Based on the Value of the PHLX Housing Sector℠ Index)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

END